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MainStay WMC International Research Equity Fund
MainStay WMC International Research Equity Fund

MAINSTAY FUNDS TRUST

MainStay WMC International Research Equity Fund

Supplement dated March 18, 2022 (“Supplement”) to the

Prospectus dated February 28, 2022, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective March 21, 2022, the Prospectus is revised as follows:

1.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay WMC International Research Equity Fund	Class A		Investor Class		Class C	Class I	Class R6	SIMPLE Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.00%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none	none
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay WMC International Research Equity Fund		Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	none	0.50%
Other Expenses		0.20%	0.49%	0.49%	0.20%	0.15%	0.49%
Total Annual Fund Operating Expenses		1.20%	1.49%	2.24%	0.95%	0.90%	1.74%
Waivers / Reimbursements	[2]	(0.02%)	none	none	(0.09%)	(0.04%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.18%	1.49%	2.24%	0.86%	0.86%	1.74%
[1]	Restated to reflect current management fees.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Class I shares of Fund. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Additionally, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed 1.18% of the average daily net assets of Class A shares of Fund. This agreement will remain in effect until March 21, 2023 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
Assuming redemption at end of period
Expense Example - MainStay WMC International Research Equity Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R6	SIMPLE Class
1 Year	$ 664	$ 644	$ 327	$ 88	$ 88	$ 177
3 Years	908	947	700	294	283	548
5 Years	1,172	1,273	1,200	517	495	944
10 Years	$ 1,923	$ 2,191	$ 2,386	$ 1,158	$ 1,104	$ 2,052

Assuming no redemption
Expense Example No Redemption	MainStay WMC International Research Equity Fund Class C USD ($)
1 Year	$ 227
3 Years	700
5 Years	1,200
10 Years	$ 2,386

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.